Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

1-32420

05048594

American Stock Exchange
86 Trinity Place
New York, NY 10006

RECD S.E.C.
MAR 3 1 2005
1086

PROCESSED
APR 0 7 2005
THOMSON FINANCIAL

March 31, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on March 31, 2005, the American Stock Exchange, Inc. (the "Exchange") received from VitaCube Systems Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.001 par value per share
Units, each consisting of two shares of Common stock, one Class A public warrant to purchase one share of Common Stock and one Class B public warrant to purchase one share of Common Stock
Class A public warrants
Class B public warrants

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl